Changes in accounting policies	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Changes in accounting policies
Changes in accounting policies:
The Corporation has consistently applied the accounting policies set out in note 4 to all periods presented in these consolidated financial statements. The Corporation did not adopt any new accounting standard changes or amendments during the year ended December 31, 2017 that had a material impact on these consolidated financial statements.